22. Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity (Deficit)

22.	Shareholders’ Equity (Deficit)

(a)	Ordinary Shares

On December 6, 2017, the Group enacted a one-for-ten reverse stock split as approved by the Group’s extraordinary general meeting. On November 12, 2018, the Group enacted a one-for-ten reverse stock split as approved by the Group’s extraordinary general meeting. All share and per share amounts in the consolidated financial statements have been retroactively restated to reflect the reverse stock splits. The authorized shares of ordinary shares were 500,000,000 shares of a par value of $0.0001.

During the year ended December 31, 2018, the Group issued 663,460 restricted ordinary shares to core management members and other management (see Note 23 Share-based Compensation). During the year ended December 31, 2017, the Group issued 834,020 ordinary shares for cash. The issued ordinary share of the Company as of December 31, 2018 and 2017 was 7,914,125 shares and 7,250,672 shares, respectively.